Note 12 - Income Taxes - Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal	$ 993	$ 525	$ 872
State	487	340	382
Current Income Tax Expense (Benefit), Total	1,480	865	1,254
Deferred income tax expense	401	566	498
Income tax expense	$ 1,881	$ 1,431	$ 1,752